Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-term debt
Schedule of long-term debt

	December 31,
	2024		2023		2022
Debt securities (ticker: OMA13) issued in the Mexican market on March 26, 2013, for Ps. 1,500,000, accruing interest at a fixed rate of 6.47%, for a 10-year term maturing on March 14, 2023. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA between GACN and the nine airports	Ps.	—	Ps.	—	Ps.	1,500,000

Debt securities (ticker: OMA21V) issued in the Mexican market on April 16, 2021, for Ps. 1,000,000, the loan accrues interest at a TIIE 28 rate (1) plus 75 basis points for a 5-year term maturing on April 10, 2026. Financing of green projects specified in the Bank's framework (note 20 a).		1,000,000		1,000,000		1,000,000

Debt securities (ticker: OMA21-2) issued in the Mexican market on April 16, 2021, for Ps. 2,500,000 at an annual fixed rate of 7.83%, for a 7-year term maturing on April 7, 2028 (note 20 a).		2,500,000		2,500,000		2,500,000

Sustainability-linked notes (ticker: OMA22L) issued in the Mexican market on March 31, 2022, for Ps. 1,700,000 at a variable rate TIIE 28 days (1) plus 14 basis points for a term of 5 years maturing on March 25, 2027 (note 20 b).		1,700,000		1,700,000		1,700,000

Sustainability-linked notes (ticker OMA22-2L) issued in the Mexican market on March 31, 2022, for Ps.2,300,000 at an annual fixed rate of 9.35%, with a 7-year term maturing on March 22, 2029 (note 20 b).		2,300,000		2,300,000		2,300,000

Sustainability-linked notes (ticker: OMA23L) issued in the Mexican market on March 10, 2023, for Ps. 640,000 at a variable rate TIIE 28 days (1) plus 22 basis points for a term of 3.4 years maturing on July 24, 2026 (note 20 c).		640,000		640,000		—

Sustainability-linked notes (ticker OMA23-2L) issued in the Mexican market on March 10, 2023, for Ps.2,560,000 at an annual fixed rate of 10.26%, with a 7-year term maturing on March 1, 2030 (note 20 c).		2,560,000		2,560,000		—
Total long-term debt		10,700,000		10,700,000		9,000,000
Less:
Commissions and debt issuance costs		(18,120)		(23,292)		(15,664)
		10,681,880		10,676,708		8,984,336
Current portion long-term debt		—		—		(1,500,000)
Long-term debt	Ps.	10,681,880	Ps.	10,676,708	Ps.	7,484,336
(1)	The Interbank Offering Rate in Mexico “TIIE” to the 28 days as of December 31, 2024, 2023 and 2022, was 10.2440%, 11.5035% and 10.7605%, respectively.

Schedule of changes in consolidated long-term debt

	December 31,
	2024		2023		2022
Initial debt balance	Ps.	10,676,708	Ps.	8,984,336	Ps.	4,996,622
Increase in debt		—		3,200,000		4,000,000
Amortization of debt securities		—		(1,500,000)		—
Payment of commissions and other expenses				(10,640)		(14,076)
Amortization of expenses		5,172		3,012		1,790
Ending balance of debt	Ps.	10,681,880	Ps.	10,676,708	Ps.	8,984,336